UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended    March 31, 2011
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Check here if Amendment [  ]; Amendment Number:
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  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Quadrangle GP Investors LLC
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Address:      375 Park Avenue
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              New York, New York 10152
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Form 13F File Number: 28-12824
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Michael Huber
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Title:        President and Managing Principal
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Phone:        (212) 418-1700
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Signature, Place, and Date of Signing:

       /s/ Michael Huber            New York, NY             May 12, 2011
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           [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 1
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Form 13F Information Table Entry Total:            3
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Form 13F Information Table Value Total:       $ 401,909
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                                              (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Number         Form 13F File Number                 Name
         ------         --------------------                 ----
           1                  28-12825              QCP GP Investors II LLC



Explanatory Note:

The positions reported herein, as indicated in the Information Table, are under the investment discretion of either Quadrangle GP Investors LLC or QCP GP Investors II LLC. Quadrangle GP Investors LLC and QCP GP Investors II LLC are ultimately controlled by the same persons but do not share investment discretion over any positions.

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7             COLUMN 8
--------------------  --------    ----------  --------    -------------------   ----------   ---------    --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER          VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS    CUSIP       (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS    SOLE      SHARED   NONE
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NTELOS HLDGS CORP (a)   COM       67020Q107   106,313      5,777,880 SH         SOLE                       5,777,880
DICE HLDGS INC (b)      COM       253017107   192,854     12,763,360 SH         SOLE            1         12,763,360
NTELOS HLDGS CORP (b)   COM       67020Q107   102,742      5,583,797 SH         SOLE            1          5,583,797

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(a) Position under the investment discretion of Quadrangle GP Investors LLC.

(b) Position under the investment discretion of QCP GP Investors II LLC.

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